UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21503

The FBR Funds
———————————–
(Exact name of registrant as specified in charter)

1001 Nineteenth Street North
Arlington, VA 22209
————————————————
(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: 703.469.1040

William Ginivan
General Counsel
FBR Capital Markets Corp.
Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209
—————————————————————————
(Name and address of agent for service)

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS
The Trust’s schedule of investments is as follows:

The FBR Funds

FBR Balanced Fund
Portfolio of Investments
June 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 58.4%
	Building Materials — 2.0%
18,344	Martin Marietta Materials, Inc.	$1,555,755

	Commercial Services — 1.4%
57,000	Corrections Corporation of America*	1,087,560

	Communications — 2.3%
62,000	Verizon Communications, Inc.	1,737,240

	Consumer Non-Durables — 12.2%
78,539	Altria Group, Inc.	1,573,922
17,242	Brown-Forman Corp., Class B	986,760
12,822	Lorillard, Inc.	922,927
19,782	Philip Morris International, Inc.	906,807
40,000	The Coca-Cola Co.	2,004,800
35,000	The Hershey Co.	1,677,550
30,893	Universal Corp.	1,225,834

		9,298,600

	Electronic Technology — 2.5%
100,000	Intel Corp.	1,945,000

	Energy Minerals — 4.8%
11,030	BP PLC ADR	318,546
23,400	Chevron Corp.	1,587,924
35,000	ConocoPhillips	1,718,150
2,000	Hugoton Royalty Trust	37,960

		3,662,580

	Finance — 6.8%
24,795	Berkshire Hathaway, Inc., Class B*	1,975,914
4,000	PennantPark Investment Corp.	38,200
83,500	Wells Fargo & Co.	2,137,600
3,100	White Mountains Insurance Group, Ltd.	1,005,020

		5,156,734

	Health Technology — 4.9%
50,000	Bristol-Myers Squibb Co.	1,247,000
22,700	Johnson & Johnson	1,340,662
83,000	Pfizer, Inc.	1,183,580

		3,771,242

	Process Industries — 3.4%
32,814	Albemarle Corp.	1,303,044
14,570	NewMarket Corp.	1,272,252

		2,575,296

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Balanced Fund
Portfolio of Investments (continued)
June 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Real Estate Investment Trust — 3.0%
25,500	Chimera Investment Corp.	$92,055
35,000	Hatteras Financial Corp.	973,700
60,599	UDR, Inc.	1,159,259
2,500	Walter Investment Management Corp.	40,875

		2,265,889

	Retail Trade — 3.9%
69,853	Lowe’s Companies, Inc.	1,426,398
31,838	Wal-Mart Stores, Inc.	1,530,453

		2,956,851

	Technology Services — 4.0%
11,300	International Business Machines Corp.	1,395,324
72,248	Microsoft Corp.	1,662,426

		3,057,750

	Transportation — 3.2%
44,500	Alexander & Baldwin, Inc.	1,325,210
16,000	FedEx Corp.	1,121,760

		2,446,970

	Utilities — 4.0%
54,000	Dominion Resources, Inc.	2,091,960
60,315	Duke Energy Corp.	965,040

		3,057,000

	Total Common Stocks (Cost $44,252,766)	44,574,467

	PREFERRED STOCK — N.M.
	Finance — N.M.
13,600	Federal National Mortgage Association, Perpetual, Series S,
	8.25%, due 12/31/10 (Cost 340,000)*(a)	4,624

			MATURITY
PAR		RATE	DATE

	ASSET-BACKED SECURITIES — 1.5%
$1,150,000	Chase Issuance Trust, Series 2007-A15, Class A	4.960%	9/17/12	1,162,159
7,282	Capital Auto Receivables Asset Trust, Series 2006-2,
	Class A3B(a)	0.410	5/15/11	7,282

	Total Asset-Backed Securities (Cost $1,142,048)			1,169,441

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Balanced Fund
Portfolio of Investments (continued)
June 30, 2010
(unaudited)

			MATURITY	VALUE
PAR		RATE	DATE	(NOTE 1)

	CORPORATE BONDS — 24.1%
	Communications — 1.6%
$250,000	AT&T, Inc.	6.700%	11/15/13	$288,740
300,000	Deutsche Telekom International Finance BV	5.875	8/20/13	328,675
150,000	Verizon Communications, Inc.	8.750	11/1/18	195,301
350,000	Verizon Communications, Inc.	5.250	4/15/13	383,900

				1,196,616

	Consumer Durables — 0.4%
300,000	Toyota Motor Credit Corp.	5.170	1/11/12	302,933

	Consumer Non-Durables — 1.4%
150,000	Anheuser-Busch InBev Worldwide, Inc.(b)	7.750	1/15/19	182,359
350,000	Diageo Capital PLC	7.375	1/15/14	411,018
450,000	The Coca-Cola Co.	5.350	11/15/17	515,413

				1,108,790

	Consumer Services — 0.2%
150,000	Marriott International, Inc., Series J	5.625	2/15/13	159,905

	Electronic Technology — 1.5%
275,000	Corning, Inc.	6.050	6/15/15	279,055
350,000	Dell, Inc.	4.700	4/15/13	379,232
250,000	Hewlett-Packard Co.	4.500	3/1/13	270,021
220,000	The Boeing Co.	5.000	3/15/14	244,952

				1,173,260

	Energy Minerals — 0.5%
200,000	Devon Energy Corp.	5.625	1/15/14	222,185
150,000	Husky Energy, Inc.	5.900	6/15/14	167,118

				389,303

	Finance — 11.7%
250,000	Aflac, Inc.	8.500	5/15/19	301,281
60,000	American Express Credit Corp., Series C	7.300	8/20/13	67,980
300,000	Associates Corporation of North America	6.950	11/1/18	307,574
250,000	Bank of America Corp.	5.375	9/11/12	261,249
175,000	Citigroup, Inc.	6.125	11/21/17	183,025
300,000	Citigroup, Inc.	6.000	2/21/12	314,121
375,000	CME Group, Inc.	5.750	2/15/14	417,450
275,000	Credit Suisse USA, Inc.	5.125	8/15/15	299,687
275,000	Discover Financial Services	10.250	7/15/19	327,793
250,000	Fifth Third BanCorp	6.250	5/1/13	272,170
225,000	Goldman Sachs Group, Inc.	5.375	3/15/20	222,741
160,000	Jefferies Group, Inc.	8.500	7/15/19	180,011
346,000	JPMorgan Chase & Co.	5.750	1/2/13	372,349
300,000	KeyCorp	6.500	5/14/13	328,377

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Balanced Fund
Portfolio of Investments (continued)
June 30, 2010
(unaudited)

			MATURITY	VALUE
PAR		RATE	DATE	(NOTE 1)

	Finance — 11.7% (continued)
$320,000	Lazard Group	6.850%	6/15/17	$324,506
250,000	Merrill Lynch & Company, Inc., Series MTNC(a)	0.763	1/15/15	228,448
100,000	MetLife, Inc., Series A	6.817	8/15/18	113,284
222,000	MetLife, Inc.	6.125	12/1/11	234,958
250,000	Morgan Stanley	4.750	4/1/14	250,641
350,000	New York Life Global Funding(b)	5.250	10/16/12	379,469
310,000	Prudential Financial, Inc.	5.500	3/15/16	326,943
285,000	Prudential Financial, Inc., Series MTNB	5.100	9/20/14	303,380
150,000	Regions Financial Corp.	7.750	11/10/14	158,386
250,000	SunTrust Banks, Inc.	6.000	9/11/17	254,669
375,000	SunTrust Banks, Inc.	5.250	11/5/12	393,874
150,000	Swiss Re Solutions Holding Corp.	7.000	2/15/26	158,567
350,000	The Allstate Corp.	5.000	8/15/14	382,178
125,000	The Goldman Sachs Group, Inc.	5.700	9/1/12	132,054
125,000	The Goldman Sachs Group, Inc.	6.600	1/15/12	132,254
300,000	The Hartford Financial Services Group, Inc.	5.375	3/15/17	297,764
250,000	The Progressive Corp.	6.375	1/15/12	267,346
300,000	Wachovia Corp.	5.250	8/1/14	317,987
400,000	Wells Fargo & Co.	5.250	10/23/12	428,298

				8,940,814

	Health Services — 0.6%
150,000	CIGNA Corp.	8.500	5/1/19	189,323
250,000	UnitedHealth Group, Inc.	5.375	3/15/16	272,025

				461,348

	Health Technology — 0.8%
325,000	GlaxoSmithKline Capital, Inc.	4.850	5/15/13	355,562
220,000	Pfizer, Inc.	5.350	3/15/15	249,515

				605,077

	Non-Energy Minerals — 0.9%
350,000	Barrick Gold Financeco LLC	6.125	9/15/13	390,468
250,000	BHP Billiton Finance USA Ltd.	6.750	11/1/13	288,792

				679,260

	Process Industries — 0.7%
315,000	EI du Pont de Nemours & Co.	4.750	3/15/15	348,167
150,000	International Paper Co.	9.375	5/15/19	194,049

				542,216

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Balanced Fund
Portfolio of Investments (continued)
June 30, 2010
(unaudited)

			MATURITY	VALUE
PAR		RATE	DATE	(NOTE 1)

	Producer Manufacturing — 1.3%
$325,000	Caterpillar Financial Services Corp.	4.900%	8/15/13	$355,907
250,000	General Electric Capital Corp.	5.500	6/4/14	273,411
125,000	General Electric Capital Corp.	4.800	5/1/13	133,348
150,000	Tyco International Finance SA	8.500	1/15/19	194,217

				956,883

	Real Estate Investment Trust — 0.5%
325,000	Boston Properties LP	6.250	1/15/13	354,208

	Retail Trade — 0.7%
300,000	Best Buy Company, Inc.	6.750	7/15/13	335,781
200,000	The Home Depot, Inc.	5.400	3/1/16	222,876

				558,657

	Technology Services — 0.4%
250,000	International Business Machines Corp.	6.500	10/15/13	289,293

	Transportation — 0.5%
300,000	FedEx Corp.	7.375	1/15/14	350,724

	Utilities — 0.4%
275,000	Sempra Energy	6.500	6/1/16	315,955

	Total Corporate Bonds (Cost $16,677,998)			18,385,242

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.2%
427,536	Federal Home Loan Mortgage Corp.	5.000	5/1/20	458,832
829,261	Federal Home Loan Mortgage Corp.	5.500	4/1/37	898,393
250,000	Federal National Mortgage Association	5.375	6/12/17	291,723
622,577	Federal National Mortgage Association	4.500	8/1/20	657,955
787,389	Federal National Mortgage Association	6.000	10/1/37	855,105

	Total U.S. Government Agency Obligations (Cost $2,922,049)			3,162,008

	U.S. TREASURY OBLIGATIONS — 7.1%
2,200,000	U.S. Treasury Bond	5.000	5/15/37	2,622,468
350,000	U.S. Treasury Note	2.500	4/30/15	362,496
1,000,000	U.S. Treasury Note	4.750	8/15/17	1,156,328
400,000	U.S. Treasury Note	3.750	11/15/18	431,062
800,000	U.S. Treasury Note	3.500	5/15/20	837,374

	Total U.S. Treasury Obligations (Cost $5,070,563)			5,409,728

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Balanced Fund
Portfolio of Investments (continued)
June 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	INVESTMENT COMPANIES — 2.9%
2,500	BlackRock Credit Allocation Income Trust II, Inc.	$24,575
2,000	Calamos Convertible Opportunities and Income Fund	23,960
2,500	Evergreen Income Advantage Fund	23,700
11,350	iShares iBoxx $ High Yield Corporate Bond Fund	963,615
6,700	iShares S&P U.S. Preferred Stock Index Fund	248,302
24,750	SPDR Barclays Capital High Yield Bond Fund	936,293

	Total Exchange Traded Funds (Cost $2,208,323)	2,220,445

	SHORT-TERM INVESTMENT — 1.7%
1,281,591	JPMorgan 100% U.S. Treasury Securities Money Market Fund
	(Cost $1,281,591)	1,281,591

	Total Investments — 99.9% (Cost $73,895,338)	76,207,546

	Other Assets Less Liabilities — 0.1%	90,630

	Net Assets — 100.0%	$76,298,176

*	Non-income producing security
(a)	Variable/floating rate security
(b)
This security is a restricted security under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2010, the total amount of 144A securities was $561,828, or 0.7% of total net assets.

ADR	American Depositary Receipts
LLC	Limited Liability Company
LP	Limited Partnership
N.M.	Not Meaningful
PLC	Public Liability Company

Note:
For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Core Bond Fund
Portfolio of Investments
June 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 0.7%
	Energy Minerals — 0.1%
2,000	Hugoton Royalty Trust	$37,960

	Finance — 0.1%
4,000	PennantPark Investment Corp.	38,200

	Real Estate Investment Trust — 0.5%
25,500	Chimera Investment Corp.	92,055
2,500	Walter Investment Management Corp.	40,875

		132,930

	Total Common Stocks (Cost $217,382)	209,090

	CONVERTIBLE PREFERRED STOCK — 1.4%
	Finance — 1.4%
13,350	Boston Private Capital Trust I, 4.88%, due 10/1/34
	(Cost 638,782)	395,494

	PREFERRED STOCK — N.M.
	Finance — N.M.
10,400	Federal National Mortgage Association, Perpetual,
	Series S, 8.25%, due 12/31/10 (Cost 260,000)*(a)	3,536

			MATURITY
PAR		RATE	DATE

	ASSET-BACKED SECURITIES — 3.6%
$6,554	Capital Auto Receivables Asset Trust,
	Series 2006-2, Class A3B(a)	0.410%	5/15/11	6,554
1,000,000	Chase Issuance Trust,
	Series 2005-A10, Class A10	4.650	12/17/12	1,010,394

	Total Asset-Backed Securities (Cost $994,193)			1,016,948

	CORPORATE BONDS — 57.8%
	Communications — 3.6%
360,000	AT&T, Inc.	5.875	8/15/12	392,985
275,000	Deutsche Telekom International Finance BV	5.875	8/20/13	301,286

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Core Bond Fund
Portfolio of Investments (continued)
June 30, 2010
(unaudited)

			MATURITY	VALUE
PAR		RATE	DATE	(NOTE 1)

	Communications — 3.6% (continued)
$280,000	Rogers Communications, Inc.	7.500%	3/15/15	$334,472

				1,028,743

	Consumer Durables — 1.0%
275,000	Toyota Motor Credit Corp.	5.170	1/11/12	277,688

	Consumer Non-Durables — 3.9%
125,000	Anheuser-Busch InBev Worldwide, Inc.(b)	7.750	1/15/19	151,966
250,000	Diageo Capital PLC	5.200	1/30/13	272,093
325,000	Phillips-Van Heusen Corp.	7.750	11/15/23	355,526
300,000	The Coca-Cola Co.	5.350	11/15/17	343,609

				1,123,194

	Consumer Services — 3.3%
250,000	Comcast Corp.	6.500	1/15/17	286,847
150,000	Marriott International, Inc., Series J	5.625	2/15/13	159,905
575,000	Royal Caribbean Cruises Ltd.	7.500	10/15/27	503,125

				949,877

	Electronic Technology — 3.8%
250,000	Corning, Inc.	6.050	6/15/15	253,686
300,000	Dell, Inc.	4.700	4/15/13	325,056
250,000	Hewlett-Packard Co.	4.500	3/1/13	270,021
200,000	The Boeing Co.	5.000	3/15/14	222,684

				1,071,447

	Energy Minerals — 1.2%
175,000	Devon Energy Corp.	5.625	1/15/14	194,412
125,000	Husky Energy, Inc.	5.900	6/15/14	139,265

				333,677

	Finance — 26.4%
250,000	Aflac, Inc.	8.500	5/15/19	301,281
60,000	American Express Credit Corp., Series C	7.300	8/20/13	67,980
140,000	American Express Travel Related Services Company, Inc.(b)	5.250	11/21/11	145,512
250,000	Associates Corporation of North America	6.950	11/1/18	256,312
175,000	Bank of America Corp.	5.375	9/11/12	182,874
200,000	Capital One Financial Corp.	6.750	9/15/17	229,400
300,000	CME Group, Inc.	5.750	2/15/14	333,960
225,000	Credit Suisse USA, Inc.	5.125	8/15/15	245,199
175,000	Discover Financial Services	10.250	7/15/19	208,595

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Core Bond Fund
Portfolio of Investments (continued)
June 30, 2010
(unaudited)

			MATURITY	VALUE
PAR		RATE	DATE	(NOTE 1)

	Finance — 26.4% (continued)
$250,000	Fifth Third BanCorp.	6.250%	5/1/13	$272,170
140,000	Jefferies Group, Inc.	8.500	7/15/19	157,510
235,000	JPMorgan Chase & Co.	5.375	10/1/12	254,131
300,000	KeyCorp	6.500	5/14/13	328,377
300,000	Lazard Group	6.850	6/15/17	304,225
200,000	Merrill Lynch & Company, Inc., Series MTNC(a)	0.763	1/15/15	182,758
275,000	MetLife, Inc., Series A	6.817	8/15/18	311,530
275,000	New York Life Global Funding(b)	5.250	10/16/12	298,155
250,000	Prudential Financial, Inc., Series MTNB	5.100	9/20/14	266,123
288,000	Prudential Financial, Inc.	5.500	3/15/16	303,740
125,000	Regions Financial Corp.	7.750	11/10/14	131,988
300,000	SunTrust Banks, Inc.	6.000	9/11/17	305,603
215,000	SunTrust Banks, Inc.	5.250	11/5/12	225,821
125,000	Swiss Re Solutions Holding Corp.	7.000	2/15/26	132,139
270,000	The Allstate Corp.	5.000	8/15/14	294,823
150,000	The Goldman Sachs Group, Inc.	6.600	1/15/12	158,704
225,000	The Goldman Sachs Group, Inc.	5.375	3/15/20	222,741
125,000	The Goldman Sachs Group, Inc.	5.700	9/1/12	132,054
300,000	The Hartford Financial Services Group, Inc.	5.375	3/15/17	297,764
240,000	The Progressive Corp.	6.375	1/15/12	256,652
166,000	Union Planters Corp.	4.375	12/1/10	166,335
200,000	Wachovia Corp.	5.250	8/1/14	211,991
300,000	Wells Fargo & Co.	5.250	10/23/12	321,224

				7,507,671

	Health Services — 0.5%
125,000	CIGNA Corp.	8.500	5/1/19	157,769

	Health Technology — 2.0%
325,000	GlaxoSmithKline Capital, Inc.	4.850	5/15/13	355,562
200,000	Pfizer, Inc.	5.350	3/15/15	226,832

				582,394

	Non-Energy Minerals — 1.2%
300,000	Barrick Gold Financeco LLC	6.125	9/15/13	334,687

	Process Industries — 1.7%
285,000	EI du Pont de Nemours & Co.	4.750	3/15/15	315,008
125,000	International Paper Co.	9.375	5/15/19	161,707

				476,715

	Producer Manufacturing — 3.5%
50,000	American Railcar Industries, Inc.	7.500	3/1/14	48,750

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Core Bond Fund
Portfolio of Investments (continued)
June 30, 2010
(unaudited)

			MATURITY	VALUE
PAR		RATE	DATE	(NOTE 1)

	Producer Manufacturing — 3.5% (continued)
$325,000	Caterpillar Financial Services Corp.	4.900%	8/15/13	$355,907
281,000	General Electric Capital Corp.	5.000	4/10/12	295,346
125,000	General Electric Capital Corp.	4.800	5/1/13	133,348
125,000	Tyco International Finance SA	8.500	1/15/19	161,847

				995,198

	Retail Trade — 3.6%
275,000	Best Buy Company, Inc.	6.750	7/15/13	307,800
235,000	GameStop Corp. / GameStop, Inc.	8.000	10/1/12	242,637
300,000	Lowe’s Companies, Inc.	5.600	9/15/12	328,852
120,000	The Home Depot, Inc.	5.400	3/1/16	133,726

				1,013,015

	Transportation — 1.1%
275,000	FedEx Corp.	7.375	1/15/14	321,497

	Utilities — 1.0%
250,000	Sempra Energy	6.500	6/1/16	287,232

	Total Corporate Bonds (Cost $15,001,698)			16,460,804

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.6%
947,727	Federal Home Loan Mortgage Corp.	5.500	4/1/37	1,026,735
90,000	Federal National Mortgage Association	5.375	6/12/17	105,020
778,501	Federal National Mortgage Association	4.500	8/1/20	822,740
984,236	Federal National Mortgage Association	6.000	10/1/37	1,068,881

	Total U.S. Government Agency Obligations (Cost $2,794,203)			3,023,376

	U.S. TREASURY OBLIGATIONS — 16.6%
1,925,000	U.S. Treasury Bond	5.000	5/15/37	2,294,660
500,000	U.S. Treasury Note	2.500	4/30/15	517,852
885,000	U.S. Treasury Note	4.750	8/15/17	1,023,350
650,000	U.S. Treasury Note	3.750	11/15/18	700,476
200,000	U.S. Treasury Note	3.500	5/15/20	209,343

	Total U.S. Treasury Obligations (Cost $4,463,517)			4,745,681

SHARES

	INVESTMENT COMPANIES — 7.6%
2,500	BlackRock Credit Allocation Income Trust II, Inc.			24,575
2,000	Calamos Convertible Opportunities and Income Fund			23,960
2,500	Evergreen Income Advantage Fund			23,700
10,850	iShares iBoxx $ High Yield Corporate Bond Fund			921,165
6,400	iShares S&P U.S. Preferred Stock Index Fund			237,184

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Core Bond Fund
Portfolio of Investments (continued)
June 30, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	INVESTMENT COMPANIES — 7.6% (continued)
24,450	SPDR Barclays Capital High Yield Bond Fund	$924,944

	Total Exchange Traded Funds (Cost $2,143,741)	2,155,528

	SHORT-TERM INVESTMENT — 1.7%
484,988	JPMorgan 100% U.S. Treasury Securities Money Market Fund
	(Cost $484,988)	484,988
	Total Investments — 100.0% (Cost $26,998,504)	28,495,445

	Liabilities Less Other Assets — N.M.	(9,844)

	Net Assets — 100.0%	$28,485,601

*	Non-income producing security
(a)	Variable/floating rate security
(b)
This security is a restricted security under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2010, the total amount of 144A securities was $595,633, or 2.1% of total net assets.

LLC	Limited Liability Company
N.M.	Not meaningful
PLC	Public Liability Company

Note:
For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

Notes to Portfolios of Investments
June 30, 2010
(unaudited)

1. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Portfolio Valuation — The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day that the exchange is open for trading. Each Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and ask prices, except in the case of open short positions where the ask price is used for valuation purposes. The bid price is used when no ask price is available. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term investments are carried at amortized cost, which approximates market value. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Funds’ Board of Trustees (the “Board”), are valued at fair value in good faith by, or at the direction of, the Board.

The Funds have adopted FASB ASC 820 “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk curves, default rates and similar data.

• Level 3 –
Unobservable inputs for the asset or liability, to the extent observable input are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The FBR Funds

Notes to Portfolios of Investments
June 30, 2010
(unaudited)

The following is a summary of inputs used to value the Funds’ net assets as of June 30, 2010, the Funds did not hold any Level 3 categorized securities during the period ended or at June 30, 2010,

		Level 2	Level 3
		Other Significant	Significant
	Level 1	Observable	Unobservable
	Quoted prices	Inputs	Inputs	Total

FBR Balanced Fund
Asset-Backed Securities	$—	$1,169,441	$—	$1,169,441
Common Stocks*	44,574,467	—	—	44,574,467
Corporate Bonds	—	18,385,242	—	18,385,242
Investment Companies	2,220,445	—	—	2,220,445
Preferred Stocks	4,624	—	—	4,624
Short-Term Investment	1,281,591	—	—	1,281,591
U.S. Government Agency Obligation	—	3,162,008	—	3,162,008
U.S. Treasury Obligations	—	5,409,728	—	5,409,728

	$48,081,127	$28,126,419	$—	$76,207,546

		Level 2	Level 3
		Other Significant	Significant
	Level 1	Observable	Unobservable
	Quoted prices	Inputs	Inputs	Total

FBR Core Bond Fund
Asset-Backed Securities	$—	$1,016,948	$—	$1,016,948
Common Stocks*	209,090	—	—	209,090
Convertible Preferred Stocks	—	395,494	—	395,494
Corporate Bonds	—	16,460,804	—	16,460,804
Investment Companies	2,155,528	—	—	2,155,528
Preferred Stocks	3,536	—	—	3,536
Short-Term Investment	484,988	—	—	484,988
U.S. Government Agency Obligation	—	3,023,376	—	3,023,376
U.S. Treasury Obligations	—	4,745,681	—	4,745,681

	$2,853,142	$25,642,303	$—	$28,495,445

*	Please refer to portfolio of investment for industry classifications of common stocks.

New Accounting Pronouncements — In January 2010, the Financial Accounting Standards Board (“FASB”) issued new guidance as an amendment to fair value measurements and disclosures. The new guidance adds new requirements for disclosure about transfers into and out of Level 1 and Level 2 fair value measurements and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. The guidance also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, except for Level 3 reconciliation disclosures which are effective for interim and annual periods beginning after December 15, 2010. The Funds do not expect the implications of this guidance to have a material impact on its financial statements.

Investment Income — Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis.

Security Transactions — Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates — The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Other information regarding the Funds is available in the Funds’ most recent annual or semi-annual report to shareholders. This information is available on the Securities and Exchange Commission’s website at www.sec.gov.

2. Federal Tax Information

As of June 30, 2010, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Appreciation

Fund
Balanced Fund	$73,895,380	$6,522,133	$(4,209,883)	$2,312,250
Core Bond Fund	26,998,504	2,025,006	(528,065)	1,496,941

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEM 3. EXHIBITS

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        The FBR Funds

By (Signature and Title)*	/s/Kimberly Bradshaw	8/25/2010

	Kimberly J. Bradshaw	Date
Secretary, Treasurer and Principal Financial Officer
The FBR Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/David H. Ellison	8/25/2010

	David H. Ellison	Date
President and Principal Executive Officer
The FBR Funds

By (Signature and Title)*	/s/Kimberly Bradshaw	8/25/2010

	Kimberly J. Bradshaw	Date
Secretary, Treasurer and Principal Financial Officer
The FBR Funds